Above market acquired charters	6 Months Ended
Jun. 30, 2016
Above market acquired charters [Abstract]
Above market acquired charters
5.	Above market acquired charters
On February 26, 2016 the Partnership acquired the shares of the vessel-owning company of the M/V CMA CGM Magdalena from CMTC with outstanding time charter to CMA-CGM S.A., which was above the market rate for equivalent time charters prevailing at the time of acquisition. The present value of the above market acquired time charter was estimated by the Partnership at $3,206 and recorded as an asset in the consolidated balance sheet as of the acquisition date.
For the six month periods ended June 30, 2016 and 2015, revenues included a reduction of $7,060 and $7,631 as amortization of the above market acquired charters, respectively.
An analysis of above market acquired charters is as follows:

Above market acquired charters	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	M/V CMA CGM Magdalena	Total
Carrying amount at January 1, 2016	$24,100	$15,060	$15,189	$15,190	$15,471	$15,508	$-	$100,518
Acquisitions	-	-	-	-	-	-	3,206	3,206
Amortization	(2,671)	(827)	(828)	(844)	(834)	(832)	(224)	(7,060)
Carrying amount at June 30, 2016	$21,429	$14,233	$14,361	$14,346	$14,637	$14,676	$2,982	$96,664

As of June 30, 2016 the remaining carrying amount of unamortized above market acquired time charters was $96,664 and will be amortized in future years as follows:

For the twelve month period ended June 30,	M/V Cape Agamemnon	M/V Hyundai Premium	M/V Hyundai Paramount	M/V Hyundai Prestige	M/V Hyundai Privilege	M/V Hyundai Platinum	M/V CMA CGM Magdalena	Total
2017	$5,357	$1,668	$1,670	$1,693	$1,672	$1,669	$652	$14,381
2018	5,357	1,668	1,670	1,693	1,672	1,669	652	14,381
2019	5,357	1,668	1,670	1,693	1,672	1,669	652	14,381
2020	5,358	1,668	1,670	1,697	1,676	1,674	653	14,396
2021	-	1,668	1,670	1,693	1,672	1,669	373	8,745
Thereafter	-	5,893	6,011	5,877	6,273	6,326	-	30,380
Total	$21,429	$14,233	$14,361	$14,346	$14,637	$14,676	$2,982	$96,664